UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: February 19, 2015 to March 17, 2015

Commission File Number of issuing entity: 333-177891-03

WFRBS Commercial Mortgage Trust 2013-C11

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-177891

RBS Commercial Funding Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, N.A.
The Royal Bank of Scotland plc
RBS Financial Products Inc.
C-III Commercial Mortgage LLC
Liberty Island Group I LLC
Basis Real Estate Capital II, LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3900543

38-3900544

38-3900545

38-7086333

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On March 17, 2015 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C11.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2013-C11were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 19, 2015 to March 17, 2015 and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 11, 2015. The CIK number for the Depositor is 0001112998.

Wells Fargo Bank, N.A. ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 13, 2015. The CIK number for Wells Fargo is 0000740906.

The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 10, 2015. The CIK number for RBS plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 17, 2015. The CIK number for RBSFP is 0001541615.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 16, 2015. The CIK number for C-III is 0001541214.

Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2015. The CIK number for Liberty is 0001555501.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2015. The CIK number for Basis is 0001542105.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Republic Plaza mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on February 8, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $24,980,616.00, which represents a year-to-date figure for the period of January 1, 2014 through December 31, 2014.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C11, relating to the March 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.

(Depositor)

/s/ Jeffrey Orr

Jeffrey Orr, President

Date: March 27, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C11, relating to the March 17, 2015 distribution.